Fair Value Measurements - Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Assets	$ 14,271,000	$ 19,566,000	$ 16,513,000
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Assets	14,271,000	19,566,000	16,513,000
Crescent Acquisition Corp | Cash and Marketable Securities Held in Trust Account [Member]
Assets:
Assets	253,470,156	253,628,041	253,557,444
Crescent Acquisition Corp | Warrant liability - Public Warrants [Member]
Liabilities:
Liabilities	14,125,000	18,875,000	10,000,000
Crescent Acquisition Corp | Warrant liability - Private Placement Warrants [Member]
Liabilities:
Liabilities	15,190,000	14,140,000	10,010,000
Crescent Acquisition Corp | Forward Purchase Agreement
Liabilities:
Liabilities	1,945,000	5,185,000	3,396,000
Crescent Acquisition Corp | Quoted Prices in Active Markets (Level 1) [Member] | Cash and Marketable Securities Held in Trust Account [Member]
Assets:
Assets	253,470,156	253,628,041	253,557,444
Crescent Acquisition Corp | Quoted Prices in Active Markets (Level 1) [Member] | Warrant liability - Public Warrants [Member]
Liabilities:
Liabilities	14,125,000	18,875,000	10,000,000
Crescent Acquisition Corp | Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liability - Private Placement Warrants [Member]
Liabilities:
Liabilities	15,190,000	14,140,000	10,010,000
Crescent Acquisition Corp | Significant Other Unobservable Inputs (Level 3) [Member] | Forward Purchase Agreement
Liabilities:
Liabilities	$ 1,945,000	$ 5,185,000	$ 3,396,000